Accumulated Other Comprehensive Income (Loss) (Details) (USD $)	3 Months Ended	5 Months Ended	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended	1 Months Ended	3 Months Ended	4 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	May 13, 2014 Predecessor	Jun. 30, 2013 Predecessor	May 13, 2014 Predecessor	Jun. 30, 2013 Predecessor	May 13, 2014 Gains and losses on cash flow hedges Predecessor	Jun. 30, 2013 Gains and losses on cash flow hedges Predecessor	May 13, 2014 Gains and losses on cash flow hedges Predecessor	Jun. 30, 2013 Gains and losses on cash flow hedges Predecessor	May 13, 2014 Unrealized gains and losses on available-for-sale securities Predecessor	Jun. 30, 2013 Unrealized gains and losses on available-for-sale securities Predecessor	May 13, 2014 Unrealized gains and losses on available-for-sale securities Predecessor	Jun. 30, 2013 Unrealized gains and losses on available-for-sale securities Predecessor
Accumulated other comprehensive loss
Changes in unrealized fair value of available-for-sale securities in other comprehensive income, net of tax		$ 300,000
Other comprehensive income reclassification adjustments
Balance at the beginning of the period			(2,222,000)	(10,029,000)	(4,184,000)	(12,491,000)	(3,437,000)	(10,653,000)	(4,877,000)	(12,931,000)	1,215,000	624,000	693,000	440,000
Other comprehensive income before reclassifications			883,000	2,995,000	3,626,000	6,502,000	804,000	3,162,000	2,740,000	6,385,000	79,000	(167,000)	886,000	117,000
Amounts reclassified from AOCI			138,000	297,000	428,000	595,000	138,000	297,000	428,000	595,000
Income tax effect			(360,000)	(1,162,000)	(1,431,000)	(2,505,000)	(332,000)	(1,221,000)	(1,118,000)	(2,464,000)	(28,000)	59,000	(313,000)	(41,000)
Total other comprehensive income	250,000	250,000	661,000	2,130,000	2,623,000	4,592,000	610,000	2,238,000	2,050,000	4,516,000	51,000	(108,000)	573,000	76,000
Balance at the end of the period	$ 250,000	$ 250,000	$ (1,561,000)	$ (7,899,000)	$ (1,561,000)	$ (7,899,000)	$ (2,827,000)	$ (8,415,000)	$ (2,827,000)	$ (8,415,000)	$ 1,266,000	$ 516,000	$ 1,266,000	$ 516,000